SCHEDULE OF INVESTMENTS
Ivy Small Cap Growth Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Broadcasting – 2.4%
Gray Television, Inc.(A)	759	$10,594
Nexstar Broadcasting Group, Inc.	545	45,620

		56,214

Total Communication Services - 2.4%		56,214
Consumer Discretionary
Auto Parts & Equipment – 1.5%
Fox Factory Holding Corp.(A)	427	35,301

Casinos & Gaming – 1.9%
Churchill Downs, Inc.	251	33,361
Monarch Casino & Resort, Inc.(A)	329	11,203

		44,564

Footwear – 0.9%
Deckers Outdoor Corp.(A)	112	21,984

Homebuilding – 2.9%
Installed Building Products, Inc.(A)	583	40,090
TopBuild Corp.(A)	248	28,179

		68,269

Leisure Facilities – 0.6%
SeaWorld Entertainment, Inc.(A)	963	14,256

Leisure Products – 1.5%
Malibu Boats, Inc., Class A(A)	665	34,530

Restaurants – 4.0%
Texas Roadhouse, Inc., Class A	424	22,281
Wingstop, Inc.	520	72,246

		94,527

Total Consumer Discretionary - 13.3%		313,431
Consumer Staples
Packaged Foods & Meats – 2.6%
Nomad Foods Ltd.(A)	1,722	36,930
TreeHouse Foods, Inc.(A)	561	24,573

		61,503

Total Consumer Staples - 2.6%		61,503
Financials
Asset Management & Custody Banks – 0.9%
Hamilton Lane, Inc., Class A	317	21,350

Insurance Brokers – 1.9%
eHealth, Inc.(A)	278	27,334
SelectQuote, Inc.(A)	646	16,356

		43,690

Investment Banking & Brokerage – 3.2%
Houlihan Lokey, Inc.	768	42,712
LPL Investment Holdings, Inc.	412	32,291

		75,003

Regional Banks – 1.7%
Prosperity Bancshares, Inc.	306	18,142

Seacoast Banking Corp. of Florida(A)	1,111	22,669

		40,811

Total Financials - 7.7%		180,854
Health Care
Biotechnology – 2.5%
Acceleron Pharma, Inc.(A)	36	3,429
Amicus Therapeutics, Inc.(A)	598	9,011
Halozyme Therapeutics, Inc.(A)	243	6,528
Insmed, Inc.(A)	165	4,558
Novavax, Inc.(A)	29	2,453
PTC Therapeutics, Inc.(A)	85	4,298
Vericel Corp.(A)	2,020	27,912

		58,189

Health Care Distributors – 1.9%
PetIQ, Inc.(A)	1,280	44,599

Health Care Equipment – 7.6%
Axonics Modulation Technologies, Inc.(A)	79	2,775
Insulet Corp.(A)	163	31,706
iRhythm Technologies, Inc.(A)	197	22,850
NovoCure Ltd.(A)	131	7,783
Penumbra, Inc.(A)	188	33,643
Tactile Systems Technology, Inc.(A)	747	30,931
Tandem Diabetes Care, Inc.(A)	330	32,625
Veracyte, Inc.(A)	691	17,889

		180,202

Health Care Services – 4.2%
1Life Healthcare, Inc.(A)	676	24,564
AMN Healthcare Services, Inc.(A)	603	27,259
LHC Group, Inc.(A)	266	46,413

		98,236

Health Care Supplies – 3.0%
Haemonetics Corp.(A)	455	40,759
OraSure Technologies, Inc.(A)	753	8,756
STAAR Surgical Co.(A)	340	20,953

		70,468

Health Care Technology – 6.0%
CareDx, Inc.(A)	1,442	51,104
HMS Holdings Corp.(A)	1,247	40,375
Livongo Health, Inc.(A)(B)	274	20,638
Omnicell, Inc.(A)	435	30,735

		142,852

Life Sciences Tools & Services – 0.2%
NeoGenomics, Inc.(A)	166	5,132

Managed Health Care – 0.7%
HealthEquity, Inc.(A)	301	17,651

Total Health Care - 26.1%		617,329
Industrials
Aerospace & Defense – 2.4%
Mercury Computer Systems, Inc.(A)	722	56,762

Air Freight & Logistics – 1.4%
Air Transport Services Group, Inc.(A)	1,521	33,871

Building Products – 1.7%
Simpson Manufacturing Co., Inc.	236	19,923
Trex Co., Inc.(A)	150	19,525

		39,448

Electrical Components & Equipment – 1.2%
EnerSys	432	27,805

Environmental & Facilities Services – 1.2%
Clean Harbors, Inc.(A)	465	27,879

Industrial Machinery – 3.1%
Crane Co.	465	27,644
John Bean Technologies Corp.	290	24,929
RBC Bearings, Inc.(A)	165	22,160

		74,733

Security & Alarm Services – 1.6%
Brink’s Co. (The)	822	37,389

Trucking – 2.3%
Knight Transportation, Inc.	1,127	47,021
Saia, Inc.(A)	73	8,068

		55,089

Total Industrials - 14.9%		352,976
Information Technology
Application Software – 13.5%
Envestnet, Inc.(A)	447	32,875
Five9, Inc.(A)	757	83,757
Globant S.A.(A)	315	47,187
HubSpot, Inc.(A)	78	17,472
LivePerson, Inc.(A)	585	24,239
Mimecast Ltd.(A)	915	38,108
Q2 Holdings, Inc.(A)	495	42,483
Smartsheet, Inc., Class A(A)	618	31,468

		317,589

Communications Equipment – 1.3%
Viavi Solutions, Inc.(A)	2,365	30,126

Data Processing & Outsourced Services – 0.6%
EVO Payments, Inc., Class A(A)	640	14,605

Electronic Equipment & Instruments – 1.3%
Coherent, Inc.(A)	236	30,948

IT Consulting & Other Services – 1.7%
Booz Allen Hamilton Holding Corp.	330	25,682
Switch, Inc., Class A	834	14,856

		40,538

Semiconductor Equipment – 1.2%
Enphase Energy, Inc.(A)	605	28,778

Semiconductors – 2.9%
Monolithic Power Systems, Inc.	259	61,392
SiTime Corp.(A)	157	7,463

		68,855

Systems Software – 4.2%
Proofpoint, Inc.(A)	426	47,334
Varonis Systems, Inc.(A)	579	51,216

		98,550

Total Information Technology - 26.7%		629,989

Real Estate
Health Care REITs – 0.3%
Community Healthcare Trust, Inc.	168	6,881

Total Real Estate - 0.3%		6,881

TOTAL COMMON STOCKS – 94.0%		$2,219,177
(Cost: $1,605,546)

SHORT-TERM SECURITIES
Money Market Funds(D) - 5.6%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.100%(C)	16,712	16,712
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	115,919	115,919

		132,631

TOTAL SHORT-TERM SECURITIES – 5.6%		$132,631
(Cost: $132,631)

TOTAL INVESTMENT SECURITIES – 99.6%		$2,351,808
(Cost: $1,738,177)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		9,830

NET ASSETS – 100.0%		$2,361,638

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $16,383 are on loan.
(C)	Investment made with cash collateral received from securities on loan.
(D)	Rate shown is the annualized 7-day yield at June 30, 2020.

The following total return swap agreements were outstanding at June 30, 2020:

Underlying Security	Long/Short	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Biotech Custom Index	Long	JPMorgan Chase Bank N.A.	06/29/2021	$90,321	1-Month LIBOR minus 0.2 bps	$1,457	$—	$1,457

(1)

The Fund pays the financing fee multiplied by the notional amount if long on the swap agreement. If the Fund is short on the swap agreement, the Fund receives the financing fee multiplied by the notional amount.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. If the Fund is long on the swap agreement, the Fund would receive payments on any net positive total return, and would owe payments in the event of a negative total return. If the Fund is short on the swap agreement, the Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following table represents security positions within the total return basket swap as of June 30, 2020:

Reference Entity	Shares	Notional Amount	Value	% of Value
Global Blood Therapeutics, Inc.	1	$5,858	$94	6.5%
Repligen Corp.	1	4,099	66	4.5

ACADIA Pharmaceuticals, Inc.	1		3,780	61	4.2
Immunomedics, Inc.	2		3,608	58	4.0
Iovance Biotherapeutics, Inc.	1		2,743	44	3.0
Emergent BioSolutions, Inc.	1		2,533	41	2.8
Acceleron Pharma, Inc.	—	*	2,459	40	2.7
Ultragenyx Pharmaceutical, Inc.	1		2,447	40	2.7
Halozyme Therapeutics, Inc.	2		2,411	39	2.7
Arrowhead Pharmaceuticals, Inc.	1		2,355	38	2.6
Momenta Pharmaceuticals, Inc.	1		2,314	37	2.6
PTC Therapeutics, Inc.	1		2,164	35	2.4
Blueprint Medicines Corp.	1		2,136	34	2.4
MyoKardia, Inc.	1		2,049	33	2.3
Amicus Therapeutics, Inc.	3		2,023	33	2.2
FibroGen, Inc.	1		1,911	31	2.1
Axsome Therapeutics, Inc.	—	*	1,666	27	1.8
Mirati Therapeutics, Inc.	—	*	1,589	26	1.8
Natera, Inc.	1		1,524	25	1.7
Intercept Pharmaceuticals, Inc.	—	*	1,488	24	1.6
Arena Pharmaceuticals, Inc.	—	*	1,459	24	1.6
Insmed, Inc.	1		1,329	21	1.5
Pacira BioSciences, Inc.	—	*	1,242	20	1.4
Apellis Pharmaceuticals, Inc.	1		1,225	20	1.4
Biohaven Pharmaceutical Holding Co. Ltd.	—	*	1,180	19	1.3
Ironwood Pharmaceuticals, Inc.	2		1,126	18	1.2
Invitae Corp.	1		1,066	17	1.2
Fate Therapeutics, Inc.	1		1,054	17	1.2
Reata Pharmaceuticals, Inc.	—	*	991	16	1.1
REGENXBIO, Inc.	—	*	984	16	1.1
Xencor, Inc.	1		982	16	1.1
Veracyte, Inc.	1		955	15	1.1
Theravance Biopharma, Inc.	1		954	15	1.1

Corcept Therapeutics, Inc.	1		924	15	1.0
Zogenix, Inc.	1		899	15	1.0
Editas Medicine, Inc.	1		859	14	1.0
Supernus Pharmaceuticals, Inc.	1		858	14	1.0
Allakos, Inc.	—	*	839	14	0.9
Allogene Therapeutics, Inc.	—	*	835	13	0.9
Heron Therapeutics, Inc.	1		778	13	0.9
Denali Therapeutics, Inc.	1		774	13	0.9
Dicerna Pharmaceuticals, Inc.	1		754	12	0.8
Esperion Therapeutics, Inc.	—	*	735	12	0.8
NanoString Technologies, Inc.	—	*	723	12	0.8
Exact Sciences Corp.	—	*	713	12	0.8
Epizyme, Inc.	1		703	11	0.8
Innoviva, Inc.	1		674	11	0.7
TG Therapeutics, Inc.	1		613	10	0.7
Enanta Pharmaceuticals, Inc.	—	*	594	10	0.7
Omeros Corp.	1		576	9	0.6
Aimmune Therapeutics, Inc.	1		558	9	0.6
Radius Health, Inc.	1		524	8	0.6
Twist Bioscience Corp.	—	*	514	8	0.6
Sangamo Therapeutics, Inc.	1		489	8	0.5
Tricida, Inc.	—	*	486	8	0.5
Aerie Pharmaceuticals, Inc.	1		484	8	0.5
Madrigal Pharmaceuticals, Inc.	—	*	484	8	0.5
Vericel Corp.	1		473	8	0.5
Adverum Biotechnologies, Inc.	1		464	7	0.5
Retrophin, Inc.	—	*	456	7	0.5
Amphastar Pharmaceuticals, Inc.	—	*	451	7	0.5
Codexis, Inc.	1		450	7	0.5
Vanda Pharmaceuticals, Inc.	1		447	7	0.5
PetIQ, Inc.	—	*	398	6	0.4
Athenex, Inc.	1		398	6	0.4
Phibro Animal Health Corp.	—	*	384	6	0.4
Heska Corp.	—	*	369	6	0.4

Portola Pharmaceuticals, Inc.	1		350	6	0.4
ZIOPHARM Oncology, Inc.	2		335	5	0.4
Cara Therapeutics, Inc.	—	*	326	5	0.4
Pacific Biosciences of California, Inc.	2		318	5	0.4
UroGen Pharma Ltd.	—	*	312	5	0.3
ANI Pharmaceuticals, Inc.	—	*	274	4	0.3
Atara Biotherapeutics, Inc.	1		273	4	0.3
Clovis Oncology, Inc.	1		272	4	0.3
Amneal Pharmaceuticals, Inc.	1		250	4	0.3
AnaptysBio, Inc.	—	*	241	4	0.3
Spectrum Pharmaceuticals, Inc.	1		221	4	0.2
Accelerate Diagnostics, Inc.	—	*	220	4	0.2
G1 Therapeutics, Inc.	—	*	196	3	0.2
Voyager Therapeutics, Inc.	—	*	193	3	0.2
Stemline Therapeutics, Inc.	—	*	156	3	0.2

				$1,457

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,219,177	$—	$—
Short-Term Securities	132,631	—	—

Total	$2,351,808	$—	$—

Total Return Swaps	$—	$1,457	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,738,177

Gross unrealized appreciation	694,985
Gross unrealized depreciation	(81,354)

Net unrealized appreciation	$613,631